Leases - Supplementary Information Regarding Lease Accounting (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Lease Cost:
Operating lease cost	$ 42	$ 19	$ 12
Short-term lease cost	1	2	1
Total lease cost	43	21	13
Other information:
Cash paid for amounts included in the measurement of lease liabilities- Operating Cash flows	42	21	13
Right-of-use assets obtained in exchange for operating lease liabilities during the period	$ 24	$ 53	$ 19
Weighted-average remaining lease term	19 months	14 months	18 months
Weighted-average discount rate	10.00%	24.00%	13.00%